Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
IMS Capital Value Fund (Institutional Class Shares)
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,292	$ 10,384	$ 10,909	$ 11,672	$ 11,762	$ 16,485	$ 12,155	$ 15,781	$ 21,014	$ 23,335
IMS Strategic Income Fund (Institutional Class Shares)
Account Value [Line Items]
Accumulated Value	10,000	7,901	7,688	6,865	7,704	7,217	9,277	7,416	7,892	8,407	8,916
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,171	13,170	15,064	16,633	17,881	25,175	22,503	26,912	33,521	35,936
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,797	$ 10,763	$ 10,720	$ 11,564	$ 12,575	$ 12,533	$ 11,243	$ 11,137	$ 11,430	$ 11,904